Accounts payable	12 Months Ended
Dec. 31, 2022
Accounts Payable
Accounts payable

NOTE 9 – ACCOUNTS PAYABLE

Accounts payable as of December 31, 2022 and 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Creditors	$16,758	$10,614
Brokers	8,598	6,828
Professional and legal fees	1,761	3,620
Total accounts payable	$27,117	$21,062